Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Summary of remuneration of directors and other members of key management personnel
	December 31, 2024	December 31, 2023
	$	$
Short-term employee benefits	2,115,432	2,080,826
Share-based compensation	1,934,571	1,512,375

	4,050,003	3,593,201